COMMITMENTS (Details) - Other commitments $ in Millions	Dec. 31, 2020 CAD ($)
Less than 1 year
COMMITMENTS
Minimum payments	$ 383.6
2022 to 2025
COMMITMENTS
Minimum payments	678.8
5 years or more
COMMITMENTS
Minimum payments	$ 293.0